OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure, and a liquefied propane export facility on Canada's West Coast, which provide Pembina's customers with natural gas and NGL services that are highly integrated with Pembina's other businesses. In addition, the Facilities segment includes a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by Pembina's CEO, CFO and other SVPs. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2023	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers(3)	2,542	449	6,087	47	9,125
Inter-segment revenue	165	460	—	(625)	—
Total revenue(4)	2,707	909	6,087	(578)	9,125
Operating expenses(5)	695	360	7	(237)	825
Cost of goods sold, including product purchases	17	—	5,509	(395)	5,131
Depreciation and amortization included in operations	414	159	46	5	624
Cost of sales	1,126	519	5,562	(627)	6,580
Realized gain on commodity-related derivative financial instruments	—	—	(11)	—	(11)
Unrealized loss on commodity-related derivative financial instruments	—	—	32	—	32
Share of profit (loss) from equity accounted investees	109	233	(26)	—	316
Gross profit	1,690	623	478	49	2,840
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	42	23	43	275	383
Other expense (income)	11	(19)	(4)	6	(6)
Impairment reversal	(231)	—	—	—	(231)
Reportable segment results from operating activities	1,868	619	439	(271)	2,655
Net finance costs	28	9	4	425	466
Reportable segment earnings (loss) before tax	1,840	610	435	(696)	2,189
Capital expenditures	448	102	10	46	606
Contributions to equity accounted investees	20	33	218	—	271

For the year ended December 31, 2022	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers(3)	2,342	798	8,471	—	11,611
Inter-segment revenue	166	470	—	(636)	—
Total revenue(4)	2,508	1,268	8,471	(636)	11,611
Operating expenses(5)	677	511	—	(319)	869
Cost of goods sold, including product purchases	—	6	7,682	(324)	7,364
Depreciation and amortization included in operations	396	196	44	8	644
Cost of sales	1,073	713	7,726	(635)	8,877
Realized (gain) loss on commodity-related derivative financial instruments	—	(20)	125	—	105
Unrealized gain on commodity-related derivative financial instruments	—	(50)	(83)	—	(133)
Share of profit from equity accounted investees	171	108	82	—	361
Gross profit (loss)	1,606	733	785	(1)	3,123
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	57	15	42	246	360
Other expense	106	11	8	4	129
Gain on Pembina Gas Infrastructure Transaction	—	(1,110)	—	—	(1,110)
Reportable segment results from operating activities	1,443	1,817	735	(290)	3,705
Net finance costs	28	13	27	418	486
Reportable segment earnings (loss) before tax	1,415	1,804	708	(708)	3,219
Capital expenditures	342	153	59	51	605
Contributions to equity accounted investees	4	62	29	—	95
(1)    Pipelines transportation revenue includes $302 million (2022: $247 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $277 million (2022: $407 million) associated with U.S. midstream sales.
(3)    Includes $63 million of fixed fee income (2022: nil) related to shared service agreements with joint ventures following the PGI Transaction. $24 million was netted against general and administrative in 2022.
(4)    During 2023 and 2022, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(5)    Pembina incurred $486 million (2022: $479 million) of employee costs, of which $243 million (2022: $261 million) was recorded in operating expenses and $243 million (2022: $218 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2023	2022
Canada	25,954	25,914
United States	3,721	3,900
Total non-current assets(1)	29,675	29,814
(1)    Excludes deferred income tax assets, derivative financial instruments, and post-employment benefit assets.